ENTITY-WIDE DISCLOSURE (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Schedule of Total Revenues and Long-lived Assets by Geographical Location

	Year ended December 31,
	2012		2011		2010
	Total revenues	Long-lived assets	Total revenues	Long-lived assets	Total revenues	Long-lived assets
Sale of products
Israel	$18,043	$8,417	$18,945	$8,528	$23,223	$9,103
United states	17,023	-	20,975	-	7,193	-
France	4,604	-	3,264	-	2,971	-
Rest of Europe	2,402	-	2,784	-	2,596	-
Other	4,198	-	1,540	-	2,971	-
	$46,270	$8,417	$47,508	$8,528	$38,954	$9,103

	Year ended December 31,
	2012		2011		2010
	Total revenues	Long-lived assets	Total revenues	Long-lived assets	Total revenues	Long-lived assets

Services
Israel	$468	$-	$384	$-	$410	$-
United states	25,648	4,493	24,029	4,325	25,582	5,340
Netherland	3,303	-	4,378	-	3,750	-
Rest of Europe	4,624	-	3,875	-	4,823	-
Other	7,609	-	5,223	-	6,236	-
	$41,652	$4,493	$37,889	$4,325	$40,801	$5,340